Employee benefit plans - Schedule of Defined Benefit Plans Amount Recognized in Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	$ (257.1)	$ (268.6)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Overfunded net benefit obligation in other assets	33.9	0.0
Current portion of net benefit obligation in other accrued expenses	(5.6)	(5.5)
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	(255.0)	(266.3)
Net liability recognized at end of year	(226.7)	(271.8)
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of net benefit obligation in other accrued expenses	(0.4)	(0.5)
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	(2.1)	(2.3)
Net liability recognized at end of year	(2.5)	(2.8)
Domestic [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Overfunded net benefit obligation in other assets	0.0	0.0
Current portion of net benefit obligation in other accrued expenses	(3.5)	(3.6)
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	(186.1)	(207.0)
Net liability recognized at end of year	(189.6)	(210.6)
Foreign [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Overfunded net benefit obligation in other assets	33.9	0.0
Current portion of net benefit obligation in other accrued expenses	(2.1)	(1.9)
Long-term portion of net benefit obligation in pension and other postretirement benefit liabilities	(68.9)	(59.3)
Net liability recognized at end of year	$ (37.1)	$ (61.2)